Plan’s Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust at December 31, 2025 and December 31, 2024:

	2025		2024
	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Assets
Investments
Mutual funds	$294,121,714	$281,117,161	$268,240,659	$254,215,724
Common stock	—	—	15,859,699	15,859,699
Common/collective trust	—	—	5,077,121	4,425,479
Net Assets Available For Benefits	$294,121,714	$281,117,161	$289,177,479	$274,500,902
During the year ended December 31, 2025, changes in the Master Trust investments were as follows:

2025
Investment Income
Net change in fair value of investments	$43,552,149